John Hancock Equity Funds

Supplement to the Class A, Class B and Class C Shares Prospectus

dated May 1, 2007

John Hancock Growth Trends Fund

The “Portfolio Managers” section on page 13 for John Hancock Growth Trends Fund will be deleted and replaced with the following:

Portfolio Managers

FINANCIAL SERVICES__________________

Lisa A. Welch

Joined fund team in 2000

Roger C. Hamilton

Joined fund team in 2006

Financial services portfolio managers share investment strategy and decisions.

HEALTHCARE – Jon D. Stephenson, CFA

Joined fund team in 2007

TECHNOLOGY – Thomas P. Norton, CFA

Joined fund team in 2006

In addition, on page 45, the following Management Biography has been added:

Jon D. Stephenson, CFA_____________

Portfolio manager, MFC Global

Investment Management (U.S.), LLC

Joined subadviser in 2007

Senior research analyst, Summer Street

Research Partners (2003-2007)

Healthcare research analyst, State Street

Research & Management (2001-2003)

Began business career in 1997

May 15, 2007

EQTPS 5/07